Investment Holding Level 4 Mortgage Loans on Real Estate (Details) $ in Millions		5 Months Ended	7 Months Ended	12 Months Ended
	Jan. 01, 2020 USD ($)	May 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 USD ($)	Jun. 01, 2018 USD ($)	Jan. 01, 2018 USD ($)	Dec. 31, 2017 USD ($)
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Current Weighted Average Loan to Value Ratio of Commercial Mortgage Loan				54.00%
Original Weighted Average Loan to Value Ratio of Commercial Mortgage loan				62.00%
Financing Receivable, Allowance for Credit Loss				$ 17	$ 0
Mortgage Loans on Real Estate, Carrying Amount of Mortgages				2,109	2,241
Financing Receivable, Past Due					0
Debt Securities, Available-for-sale, Purchased with Credit Deterioration, Amount at Purchase Price				$ 0
Financing Receivable, Modifications, Number of Contracts				0
Financing Receivable, Held-for-Sale				$ 0
Commercial Loan [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Financing Receivable, Individually Evaluated for Impairment				0
Financing Receivable, Held-for-Sale					0
Commercial Loan [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage Loans on Real Estate, Carrying Amount of Mortgages				170
Financing Receivable, Allowance for Credit Loss, Period Increase (Decrease)		$ 0	$ 5	8	(5)
Financing Receivable, Allowance for Credit Loss	$ 9	$ 0	$ 5	17	0	$ 5	$ 0	$ 0	$ 0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year				285
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year				353
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year				342
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year				177
Financing Receivable, Originated, More than Five Years before Current Fiscal Year				782
Financing Receivable, before Allowance for Credit Loss				2,109
Mortgage Loans on Real Estate, Carrying Amount of Mortgages					$ 2,241
Average Debt Service Coverage Ratio					2.36
Financing Receivable, Past Due				$ 0
Average Debt Service Coverage Ratio, Year One, Originated, Current Fiscal Year				2.23
Average Debt Service Coverage Ratio, Year Two, Originated, Fiscal Year Before Current Year				2.56
Average Debt Service Coverage Ratio, Year Three, Originated, Two Years Before Current Fiscal Year				1.99
Average Debt Service Coverage Ratio, Year Four, Originated, Three Years Before Current Fiscal Year				2.25
Average Debt Service Coverage Ratio, Year Five, Originated, Four Years Before Current Fiscal Year				2.90
Average Debt Service Coverage Ratio, Originated, More Than Five Years Before Current Fiscal Year				2.21
Average Debt Service Coverage Ratio, Before Allowance for Credit Losses				2.29
Cumulative Effect, Period of Adoption, Adjustment | Accounting Standards Update 2016-13 | Commercial Loan [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Financing Receivable, Allowance for Credit Loss, Period Increase (Decrease)	9
Cumulative Effect, Period of Adoption, Adjustment | Accounting Standards Update 2016-13 | Retained Earnings [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Financing Receivable, Allowance for Credit Loss	$ (9)
East North Central [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage Loans on Real Estate, Carrying Amount of Mortgages				$ 80	$ 67
East South Central [Member] [Domain]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage Loans on Real Estate, Carrying Amount of Mortgages				19	19
Middle Atlantic [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage Loans on Real Estate, Carrying Amount of Mortgages				154	204
Mountain [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage Loans on Real Estate, Carrying Amount of Mortgages				78	75
New England [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage Loans on Real Estate, Carrying Amount of Mortgages				83	85
Pacific [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage Loans on Real Estate, Carrying Amount of Mortgages				562	646
South Atlantic [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage Loans on Real Estate, Carrying Amount of Mortgages				569	510
West South Central [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage Loans on Real Estate, Carrying Amount of Mortgages				213	209
Region Others [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage Loans on Real Estate, Carrying Amount of Mortgages				351	$ 426
Mortgage loans [1]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Financing Receivable, Allowance for Credit Loss, Period Increase (Decrease)				$ 8
Investment Owned, Percent of Net Assets				100.00%	100.00%
Mortgage loans [1] | East North Central [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Investment Owned, Percent of Net Assets				3.80%	3.00%
Mortgage loans [1] | East South Central [Member] [Domain]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Investment Owned, Percent of Net Assets				0.90%	0.90%
Mortgage loans [1] | Middle Atlantic [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Investment Owned, Percent of Net Assets				7.30%	9.10%
Mortgage loans [1] | Mountain [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Investment Owned, Percent of Net Assets				3.70%	3.30%
Mortgage loans [1] | New England [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Investment Owned, Percent of Net Assets				3.90%	3.80%
Mortgage loans [1] | Pacific [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Investment Owned, Percent of Net Assets				26.70%	28.80%
Mortgage loans [1] | South Atlantic [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Investment Owned, Percent of Net Assets				27.00%	22.80%
Mortgage loans [1] | West South Central [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Investment Owned, Percent of Net Assets				10.10%	9.30%
Mortgage loans [1] | Region Others [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Investment Owned, Percent of Net Assets				16.60%	19.00%
Industrial Property [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage Loans on Real Estate, Carrying Amount of Mortgages				$ 602	$ 603
Industrial Property [Member] | Mortgage loans [1]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Investment Owned, Percent of Net Assets				28.60%	26.90%
Hotel [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage Loans on Real Estate, Carrying Amount of Mortgages				$ 22	$ 24
Hotel [Member] | Mortgage loans [1]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Investment Owned, Percent of Net Assets				1.00%	1.10%
Multifamily [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage Loans on Real Estate, Carrying Amount of Mortgages				$ 536	$ 576
Multifamily [Member] | Mortgage loans [1]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Investment Owned, Percent of Net Assets				25.40%	25.70%
Office Building [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage Loans on Real Estate, Carrying Amount of Mortgages				$ 481	$ 471
Office Building [Member] | Mortgage loans [1]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Investment Owned, Percent of Net Assets				22.80%	21.00%
Retail Site [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage Loans on Real Estate, Carrying Amount of Mortgages				$ 418	$ 398
Retail Site [Member] | Mortgage loans [1]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Investment Owned, Percent of Net Assets				19.80%	17.80%
Single Family [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage Loans on Real Estate, Carrying Amount of Mortgages				$ 50	$ 120
Single Family [Member] | Mortgage loans [1]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Investment Owned, Percent of Net Assets				2.40%	5.30%
Other Property [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage Loans on Real Estate, Carrying Amount of Mortgages				$ 0	$ 49
Other Property [Member] | Mortgage loans [1]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Investment Owned, Percent of Net Assets				0.00%	2.20%
LTV Between 65 to 80 Percent [Member] | Commercial Loan [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage Loans on Real Estate, Carrying Amount of Mortgages				$ 6
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year				78
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year				175
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year				94
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year				1
Financing Receivable, Originated, More than Five Years before Current Fiscal Year				54
Financing Receivable, before Allowance for Credit Loss				$ 408
Mortgage Loans on Real Estate, Carrying Amount of Mortgages					$ 269
Average Debt Service Coverage Ratio					1.74
Average Debt Service Coverage Ratio, Year One, Originated, Current Fiscal Year				1.24
Average Debt Service Coverage Ratio, Year Two, Originated, Fiscal Year Before Current Year				1.56
Average Debt Service Coverage Ratio, Year Three, Originated, Two Years Before Current Fiscal Year				1.75
Average Debt Service Coverage Ratio, Year Four, Originated, Three Years Before Current Fiscal Year				1.98
Average Debt Service Coverage Ratio, Year Five, Originated, Four Years Before Current Fiscal Year				2.95
Average Debt Service Coverage Ratio, Originated, More Than Five Years Before Current Fiscal Year				1.12
Average Debt Service Coverage Ratio, Before Allowance for Credit Losses				1.68
LTV Less than 65 Percent [Member] | Commercial Loan [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage Loans on Real Estate, Carrying Amount of Mortgages				$ 164
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year				207
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year				178
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year				248
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year				176
Financing Receivable, Originated, More than Five Years before Current Fiscal Year				728
Financing Receivable, before Allowance for Credit Loss				$ 1,701
Mortgage Loans on Real Estate, Carrying Amount of Mortgages					$ 1,972
Average Debt Service Coverage Ratio					2.44
Average Debt Service Coverage Ratio, Year One, Originated, Current Fiscal Year				2.26
Average Debt Service Coverage Ratio, Year Two, Originated, Fiscal Year Before Current Year				2.95
Average Debt Service Coverage Ratio, Year Three, Originated, Two Years Before Current Fiscal Year				2.24
Average Debt Service Coverage Ratio, Year Four, Originated, Three Years Before Current Fiscal Year				2.35
Average Debt Service Coverage Ratio, Year Five, Originated, Four Years Before Current Fiscal Year				2.90
Average Debt Service Coverage Ratio, Originated, More Than Five Years Before Current Fiscal Year				2.29
Average Debt Service Coverage Ratio, Before Allowance for Credit Losses				2.44